Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Common Stock, Shares Authorized | shares	500,000,000	500,000,000
Common Stock, Shares, Issued | shares	66,667,000	50,000,000
Common Stock, Shares, Outstanding | shares	66,667,000	50,000,000
Short-term borrowings	¥ 39,695,606	¥ 83,600,000
Accounts payable	8,950,774	9,261,689
Deferred revenue	18,336,431	17,729,391
Salary and welfare payable	17,391,394	13,318,001
Amounts due to related parties	719,400	719,400
Tax payable	309,173	27,226
Accrued liabilities and other current liabilities	6,719,152	5,763,399
Deferred revenue, non-current	412,593	1,712,296
Variable Interest Entity, Primary Beneficiary [Member]
Short-term borrowings	39,695,606	83,600,000
Accounts payable	2,926,034	9,261,689
Deferred revenue	18,169,451	17,729,391
Salary and welfare payable	17,341,838	13,318,001
Amounts due to related parties	719,400	719,400
Tax payable	276,919	27,226
Accrued liabilities and other current liabilities	5,221,410	5,763,399
Deferred revenue, non-current	¥ 412,593	¥ 1,712,296